Financial instruments and risk management - Credit risk - Narrative (Details) £ in Millions, $ in Millions	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Maximum exposure to credit risk	£ 4,637		£ 5,445
Credit support obligations	£ (15)	$ (19)	£ 19	$ 23